EQUITY (Details) - Warrants and Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Outstanding [Roll Forward]
Outstanding - beginning of period	537,018	368,818
Granted	214,499	184,652
Forfeited	(37,830)	(16,452)
Outstanding - end of period	713,687	537,018
Exercisable at the end of the period	344,787	229,201
Share-based Compensation Arrangement by Share-based Payment Award, Weighted Average Exercise Price [Roll Forward]
Outstanding - beginning of period	$ 40.10	$ 45.50
Granted	5.31	29.10
Forfeited	30.68	39.00
Outstanding - end of period	30.10	40.10
Exercisable at the end of the period	$ 46.37	$ 54.80
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Outstanding [Roll Forward]
Outstanding - beginning of period	139,902	154,315
Forfeited	(5,608)	(14,413)
Outstanding - end of period	134,294	139,902
Exercisable at the end of the period	133,888	139,140
Share-based Compensation Arrangement by Share-based Payment Award, Weighted Average Exercise Price [Roll Forward]
Outstanding - beginning of period	$ 44.80	$ 45.70
Forfeited	30.67	54.40
Outstanding - end of period	45.37	44.80
Exercisable at the end of the period	$ 45.36	$ 44.70